UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      CLAIRVOYANCE CAPITAL ADVISORS PTE. LTD.

Address:   150 South Bridge Road
           04-06, Fook Hai Building
           Singapore 058727


Form 13F File Number: 028-13936


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Robert Wong
Title:  Chief Financial Officer
Phone:  (65) 6305 2209

Signature,  Place,  and  Date  of  Signing:

/s/ Robert Wong                    Singapore                          11/12/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:               9

Form 13F Information Table Value Total:  $      299,106
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

         COLUMN 1             COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
-------------------------- -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                     VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
      NAME OF ISSUER       TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
-------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
APPLE INC.                 COM            037833100  166,776   250,000 SH  CALL SOLE                  250,000      0    0
CREE INC.                  COM            225447101    6,450   252,900 SH  CALL SOLE                  252,900      0    0
SKYWORKS SOLUTIONS INC     COM            83088M102   54,532 2,314,620 SH       SOLE                2,314,620      0    0
SKYWORKS SOLUTIONS INC     COM            83088M102   41,244 1,750,600 SH  CALL SOLE                1,750,600      0    0
TRIQUINT SEMICONDUCTOR INC COM            89674K103    1,536   304,800 SH  CALL SOLE                  304,800      0    0
21VIANET GROUP INC         SPONSORED ADR  90138A103   12,319 1,067,514 SH       SOLE                1,067,514      0    0
UNIVERSAL DISPLAY CORP     COM            91347P105    1,432    41,700 SH       SOLE                   41,700      0    0
UNIVERSAL DISPLAY CORP     COM            91347P105    9,132   266,000 SH  CALL SOLE                  266,000      0    0
SINA CORP                  ORD            G81477104    5,685    87,900 SH  CALL SOLE                   87,900      0    0


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